Employee benefits plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Severance Costs	$ 65	$ 131	$ 34
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 42	$ 11
Other Postretirement Defined Benefit Plan, Liabilities	19
Termination Expenses	1,907
Research and Development Expense [Member]
Termination Expenses	145
General and Administrative Expense [Member]
Termination Expenses	$ 1,762